Share-Based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation	$ 1,323,936	$ 52,000
General and administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation	1,303,546	52,000
Research and development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation	$ 20,390